Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-Based Compensation

14. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Share options	9,043,829	33,912,040	39,008,208	5,618,351
Non-vested restricted shares	23,647,858	33,760,448	40,163,109	5,784,691
Total share-based compensation	32,691,687	67,672,488	79,171,317	11,403,042

Share Options:

During the year ended December 31, 2008, the Company adopted the Noah Holdings Limited Share Incentive Plan (the “2008 Plan”), which allows the Company to offer a variety of share-based incentive awards to the Group’s employees, officers, directors and individual consultants who render services to the Group. Under the 2008 Plan, the maximum number of shares that may be issued shall not exceed 8% of the shares in issue on the date the offer of the grant of an option is made. During the year ended December 31, 2010, the Company adopted its 2010 share incentive plan (the “2010 Plan”). Under the 2010 plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted will be 10% of the Company’s current outstanding share capital, or 2,315,000 shares. Options have a ten-year life and generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2014, 2015 and 2016 was RMB RMB172.92 (US$27.87), RMB294.76 (US$45.50) and RMB319.16 (US$47.96) per share, respectively. There were 128,457, 49,887 and 62,430 options exercised during the years ended December 31, 2014, 2015 and 2016 respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2014	2015	2016
Average risk-free rate of return	1.89%	1.73%	1.14%
Weighted average expected option life	6.0 years	6.1 years	6.1 years
Estimated volatility	82.2%	54.1%	55.8%
Average dividend yield	Nil	Nil	Nil

The following table summarizes option activity during the year ended December 31, 2016:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding as of January 1, 2016	762,890	202.91	8.3	133,866,535
Granted	186,425	268.83
Exercised	(62,430)	90.69
Forfeited	(53,172)	263.00
Converted to restricted shares	(11,495)	392.06
Outstanding as of December 31, 2016	822,218	233.37	7.8	76,643,947
Vested and expected to vest as of December 31, 2016	702,914	233.37	7.8	63,813,110
Exercisable as of December 31, 2016	167,812	177.01	7.5	20,634,707

As of December 31, 2016, there was RMB117,690,049 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 2.66 years.

Non-vested Restricted Shares:

A summary of non-vested restricted share activity during the year ended December 31, 2016 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		RMB
Non-vested as of January 1, 2016	249,026	237.14
Granted	122,719	329.22
Conversion from option	5,748	368.40
Vested	(138,492)	225.45
Forfeited	(23,813)	442.23
Non-vested as of December 31, 2016	215,188	297.69

The total fair value of non-vested restricted shares vested in 2014, 2015 and 2016 was RMB22,954,162, RMB24,959,520 and RMB31,223,067, respectively. The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date (or date of modification, as applicable). As of December 31, 2016, there was RMB59,313,954 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2.38 years.

On August 6, 2014, the Group granted 19,375 restricted shares to independent directors to replace options previously granted and modify the purchase price of the unvested restricted shares from RMB229.76 (US$37.03) per share to zero, but other conditions remaining unchanged. The Company compared the fair value of the modified restricted shares against the original awards as of the modification date and concluded that there is RMB1.9 million (US$0.3 million) incremental compensation cost to be recognized in the next 2 years.

The company issued 5,748 non-vested restricted shares to replace 11,495 options that were granted under the Company’s 2015 share incentive plans but unvested as of September 13, 2016, and modified the purchase price for the restricted shares to zero with other vesting conditions remaining unchanged. The Company compared the fair value of the modified awards against the original awards as of the modification date and concluded that there is $150,494 incremental compensation cost related to restricted shares not yet vested to be recognized over the remaining vesting period. The weighted average exercise price before and after the modification are $56.25 and nil per ordinary share, respectively.